Share based payments - Equity incentive plan (Details) (USD $)	12 Months Ended						10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 15, 2012 Initial Equity Incentive Plan	Dec. 31, 2012 New Equity Incentive Plan	Dec. 31, 2012 Reverse Stock Split Adjustment	Dec. 31, 2013 Innovation Holdings S.A.	Dec. 31, 2013 Non Executive Directors and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ten for one reverse stock split	10-for-1
Number of shares reserved for issuance under the plan				5,500,000	9,966,733	996,673
Number of outstanding and exercisable options	2,800	2,800
Options exercise price	$ 120	$ 120
Weighted average remaining contractual life of the options	3 years 10 months 24 days
Unrecognized compensation cost	$ 452,911
Expected period of recognition for unrecognized compensation cost	1 year 0 months 0 days
Share based compensation	$ 2,536,702	$ 4,840,626	$ 10,461,204
Shares granted	9,800						200,000	22,000
Grant date fair value	$ 6.31							$ 2.71
Vesting period								2 years